EQUITY - Disaggregation of Changes of Other Comprehensive Income by Each Type of Reserve in Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	$ (5,459)	$ 784	$ (9,506)
Re-measuring gains on defined benefit plans	(312)	1,508	585
Changes in fair value of financial assets at fair value through other comprehensive income	(52)	883	(1,082)
Other comprehensive (loss)/income for the year, net of tax	(5,823)	3,175	(10,003)
Reserves including portion related to non-controlling interests | Remeasurement of defined benefit plans
Disclosure of analysis of other comprehensive income by item [Line Items]
Re-measuring gains on defined benefit plans	(312)	1,508	585
Other comprehensive (loss)/income for the year, net of tax	(312)	1,508	585
Reserves including portion related to non-controlling interests | Financial assets at FVOCI reserve
Disclosure of analysis of other comprehensive income by item [Line Items]
Changes in fair value of financial assets at fair value through other comprehensive income	(52)	883	(1,082)
Other comprehensive (loss)/income for the year, net of tax	(52)	883	(1,082)
Reserves including portion related to non-controlling interests | Foreign currency translation reserve
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	(5,459)	784	(9,506)
Other comprehensive (loss)/income for the year, net of tax	$ (5,459)	$ 784	$ (9,506)